Investment Objectives and Goals	Oct. 31, 2024
BBH Select Series - Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	BBH Select Series — Large Cap Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

Each Acquiring Fund has the same investment objective as its corresponding Target Fund. Each Fund seeks to provide investors with long-term growth of capital. The investment objective of each Fund may be changed by the Board without shareholder approval.

BBH Select Series - Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	BBH Select Series — Mid Cap Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

Each Acquiring Fund has the same investment objective as its corresponding Target Fund. Each Fund seeks to provide investors with long-term growth of capital. The investment objective of each Fund may be changed by the Board without shareholder approval.